CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents		$ 26,048	$ 12,761	$ 13,696
Restricted cash		0	5,500	0
Marketable securities		0	16,364	0
Prepaids and other current assets		1,576	1,697	1,504
Total current assets		27,624	36,322	15,200
Property and equipment, net		0	3	11
Operating lease right-of-use asset		409	817	0
Other assets		0	98	113
Total assets		28,033	37,240	15,324
Current liabilities:
Accounts payable		150	791	1,393
Accrued clinical expense		380	521	500
Accrued compensation		901	985	943
Other accrued liabilities		1,727	1,109	1,091
Notes payable		0	5,465	7,396
Operating lease liability—current		409	545	0
Total current liabilities		3,567	9,416	11,323
Other liabilities		0	9	8
Operating lease liability—long term		0	272	0
Total liabilities		3,567	9,697	11,331
Commitments and contingencies			15,324	15,324
Stockholders' equity:
Convertible preferred stock		5,545	11,769	20,998
Common stock		2	1	0
Additional paid-in capital		718,522	698,572	642,464
Accumulated other comprehensive income		0	1	0
Accumulated deficit		(699,603)	(682,800)	(659,469)
Total stockholders' equity	[1]	24,466	27,543	3,993
Total liabilities and stockholders' equity		$ 28,033	$ 37,240	$ 15,324

[1]	The condensed consolidated statement of stockholders’ equity has been adjusted to give retroactive effect to the Reverse Split for all periods presented.